Supplemental Guarantor Condensed Consolidated Financial Statements - Additional Information (Detail) (DJO Finco, USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Jan. 31, 2010 10.875% Notes	Nov. 30, 2007 10.875% Notes	Oct. 31, 2010 9.75% Notes	Apr. 30, 2011 7.75% Notes	Mar. 31, 2012 8.75% Notes	Oct. 31, 2010 11.75% Notes
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount		$ 100.0	$ 575.0	$ 300.0	$ 300.0	$ 230.0
Debt instrument, stated percentage rate		10.875%	10.875%	9.75%	7.75%	8.75%
Aggregate principal amount repurchase							$ 200.0
Subsidiaries owned	100.00%